Shareholder Fees - FidelityDisruptiveETFs-ComboPRO	Feb. 10, 2023 USD ($)
FidelityDisruptiveETFs-ComboPRO | FID DISRUPTIVE MEDICINE ETF
Shareholder Fees:
(fees paid directly from your investment)	none